INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
INVENTORIES
Schedule of inventories

	As of December 31,
	2017	2018
	RMB	RMB
Raw materials	72,473,857	120,290,456
Works in progress	1,522,033	1,948,838
Finished goods	14,230,075	20,142,911
Inventories	88,225,965	142,382,205